Interest Income and Interest Expense	6 Months Ended
Jun. 30, 2011
Interest Income (Expense), Net [Abstract]
INTEREST INCOME AND INTEREST EXPENSE
INTEREST INCOME AND INTEREST EXPENSE
For a description of JPMorgan Chase’s accounting policies regarding interest income and interest expense, see Note 8 on page 200 of JPMorgan Chase’s 2010 Annual Report.
Details of interest income and interest expense were as follows.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Interest income
Loans	$9,140	$9,969	$18,647	$20,526
Securities	2,590	2,517	4,806	5,421
Trading assets	2,966	2,574	5,851	5,334
Federal funds sold and securities purchased under resale agreements	604	398	1,147	805
Securities borrowed	30	32	77	61
Deposits with banks	144	92	245	187
Other assets(a)	158	137	306	230
Total interest income	15,632	15,719	31,079	32,564
Interest expense
Interest-bearing deposits	1,123	883	2,045	1,727
Short-term and other liabilities(b)(c)	890	496	1,708	1,058
Long-term debt(c)	1,581	1,347	3,169	2,746
Beneficial interests issued by consolidated VIEs	202	306	416	636
Total interest expense	3,796	3,032	7,338	6,167
Net interest income	11,836	12,687	23,741	26,397
Provision for credit losses	1,810	3,363	2,979	10,373
Net interest income after provision for credit losses	$10,026	$9,324	$20,762	$16,024

(a)	Predominantly margin loans.

(b)	Includes brokerage customer payables.

(c)
Effective January 1, 2011, the long-term portion of advances from FHLBs was reclassified from other borrowed funds to long-term debt. The related interest expense for the prior-year period has also been reclassified to conform with the current presentation.